Geographical Segmented Information	9 Months Ended
Sep. 30, 2022
Geographical Segmented Information [Abstract]
GEOGRAPHICAL SEGMENTED INFORMATION
17.	GEOGRAPHICAL SEGMENTED INFORMATION

The Company is engaged in three business activities, the live events business, which includes partnering with multiple professional sports franchises to drive in-stadium audience engagement; a software licensing business creating a recurring revenue stream; and the development of a business-to-business software platform that allows video game publishers and developers to offer prize-based matches of their games to their players.

Details of identifiable assets by geographic segments are as follows:

	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

September 30, 2022
Canada	$8,388	$-	$-	$-	$-
USA	-	100,000	6,580,660	226,213	9,372,537

	$8,388	$100,000	6,580,660	$226,213	$9,372,537

September 30, 2021
Canada	$9,024	$-	$-	$-	$-
USA	-	100,000	6,552,293	353,837	9,102,250

	$9,024	$100,000	6,552,293	$353,837	$9,102,250